Other Equity	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Equity [Abstract]
Disclosure of other equity

30. OTHER EQUITY

(1)	Details of other equity are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Accumulated other comprehensive loss:
Net loss on valuation of financial assets at FVTOCI	—	(87,182)
Gain on valuation of AFS financial assets	301,930	—
Gain on financial liabilities at FVTPL (IFRS 9) designated as upon initial recognition due to own credit risk	—	—
Share of other comprehensive gain (loss) of joint ventures and associates	(1,251)	302
Loss on foreign currency translation of foreign operations	(242,700)	(244,735)
Remeasurement loss related to defined benefit plan	(152,624)	(236,726)
Gain (loss) on valuation of derivatives designated as cash flow hedges	777	(3,869)
Other comprehensive income related to assets held for sale	4,145	—

Sub-total	(89,723)	(572,210)

Treasury shares	(34,113)	(34,113)
Other capital adjustments(*)	(1,815,438)	(1,607,647)

Total	(1,939,274)	(2,213,970)

(*)	Other capital adjustments include gain or loss on capital transactions that was recognized in 2014 as a result of the merger of Woori Bank and Woori Finance Holdings Co., Ltd.

(2)	Changes in the accumulated other comprehensive loss, net of tax, are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Beginning balance	Increase (decrease)	Reclassification adjustments(*)	Income tax effect	Ending balance
Gain (loss) on valuation of AFS financial assets	374,685	114,617	(101,647)	(674)	386,981
Share of other comprehensive income (loss) of joint ventures and associates	6,074	(9,274)	—	1,337	(1,863)
Gain (loss) on foreign currency translation of foreign operations	(70,789)	30,368	—	(7,932)	(48,353)
Remeasurement gain (loss) related to defined benefit plan	(197,579)	45,096	—	(10,914)	(163,397)
Gain (loss) on valuation of cash flow hedges	(10,371)	10,371	—	—	—

Total	102,020	191,178	(101,647)	(18,183)	173,368

	For the year ended December 31, 2017
	Beginning balance	Increase (decrease)(*)	Reclassification adjustments(*)	Income tax effect	Ending balance
Gain (loss) on valuation of AFS financial assets	386,981	80,997	(164,803)	(1,245)	301,930
Share of other comprehensive income (loss) of joint ventures and associates	(1,863)	2,516	—	(1,904)	(1,251)
Gain (loss) on foreign currency translation of foreign operations	(48,353)	(193,272)	—	(1,075)	(242,700)
Remeasurement gain (loss) related to defined benefit plan	(163,397)	6,216	—	4,557	(152,624)
Gain (loss) on valuation of cash flow hedges	—	1,025	—	(248)	777
Transfer to assets held for sale	—	4,145	—	—	4,145

Total	173,368	(98,373)	(164,803)	85	(89,723)

(*)

For the change in gain (loss) on valuation of AFS financial assets, “increase (decrease)” represents change due to the valuation during the period, and “reclassification adjustments” represents disposal or recognition of impairment losses on AFS financial assets.

	For the year ended December 31, 2018
	Beginning balance(*1)	Increase (decrease)(*2)(*3)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(88,906)	(8,677)	8,015	2,386	(87,182)
Gain (loss) on financial liabilities at FVTPL (IFRS 9) designated as upon initial recognition due to own credit risk	(96)	132	—	(36)	—
Share of other comprehensive gain (loss) of joint ventures and associates	(2,656)	4,080	—	(1,122)	302
Gain (loss) on foreign currency translation of foreign operations	(242,806)	(2,661)	—	732	(244,735)
Remeasurement gain (loss) related to defined benefit plan	(152,358)	(111,401)	—	27,033	(236,726)
Gain (loss) on valuation of derivatives designated as cash flow hedges	777	30,655	(26,871)	(8,430)	(3,869)
Transfer to assets held for sale	4,145	(4,145)	—	—	—

Total	(481,900)	(92,017)	(18,856)	20,563	(572,210)

(*1)	The beginning balance was adjusted in accordance with IFRS 9.
(*2)	Net gain (loss) on valuation of financial assets at FVTOCI included the 1,009 million Won transfer to retained earnings due to disposal of equity securities.
(*3)

Gain (loss) on financial liabilities at fair value through profit or loss designated as upon initial recognition due to own credit risk included the 4 million Won transfer to retained earnings due to redemption.